Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 146	$ 52	$ 137
Other comprehensive income (loss):
Currency translation adjustments	72	(26)	32
Unrealized (loss) gain on derivatives	(9)	(12)	3
Reclassification of realized (gains) losses arising during the period	(4)	4	3
Less income tax benefit (expense)	3	3	(1)
Unrealized loss on securities	0	(1)	(1)
Employee benefit plans
Prior service benefit during the year	(2)	37	40
Amortization of prior service benefit	(17)	(14)	(14)
Net gain (loss) arising during the year	91	(425)	(62)
Actuarial loss included in benefits expense	255	212	203
Less income tax (expense) benefit	(148)	67	(27)
Total comprehensive income	387	(103)	313
Less comprehensive income attributable to noncontrolling interests:
Net (loss) income attributable to noncontrolling interests	0	(1)	3
Currency translation adjustments	(4)	2	2
Amounts attributable to noncontrolling interests	(4)	1	5
Comprehensive income (loss) attributable to NCR common stockholders	$ 391	$ (104)	$ 308